Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 21	$ 70	$ 42
Cash flow hedges, tax	$ (2,332)	$ (2,582)	$ 1,290